Average Annual Total Returns - Nationwide Government Money Market Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Service Class Shares 1 Year	Service Class Shares 5 Years	Service Class Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	iMoneyNet Money Fund AverageTM Government All (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	iMoneyNet Money Fund AverageTM Government All (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	iMoneyNet Money Fund AverageTM Government All (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	0.22%	0.72%	0.36%	0.18%	0.61%	0.30%	0.25%	0.79%	0.39%	0.28%	0.80%	0.41%